Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt
Schedule of debt facilities

The following table summarizes the Company’s debt facilities as of June 30, 2025 and December 31, 2024 (in millions):

Type of Facility or Arrangement	Balance as of June 30, 2025	Balance as of December 31, 2024	Original Principal Amount	Interest Rate		Repayment Terms
May 2024 P&A loans	$2.1	$3.3	$3.0	10.0*	%	For detailed terms, see (1)
Feb 2025 loan agreement	4.3	—	5.4	18.5		For detailed terms, see (2)
Jan and Feb 2025 note agreements	13.5	—	13.5	11.5 - 12.0		For detailed terms, see (3)
May 2025 convertible note	5.1	—	5.0	15.0		See Convertible Note and Warrant section below.
Revolving P&A loans (See Note 6, Related-Party Transactions)	11.8	8.2		10.0 - 15.0*		The current notes mature between July and August 2025.
Total	36.8	11.5
Less: Discounts, net of amortization	(1.4)	—
Total notes payable balance	$35.4	$11.5

*	The interest rates for these loans are calculated as simple interest, where the amount of interest is a fixed amount of the principal.

(1)	The maturity date is dependent on the timing of cash collections from theatrical sales, licensing revenue, merchandise sales and other revenue. The balance is expected to be fully paid within the next twelve months.

(2)	On February 5, 2025, the Company entered into a loan agreement with a third-party lender to secure senior secured financing related to the licensing receivables from the feature film “Sound of Freedom.” Under the agreement, the lender paid to the borrower $5.4 million (the “Loan”) for working capital and future media acquisition and production. In exchange, the borrower assigned the rights to certain licensing receivables to the lender. The loan has an effective interest rate of 18.5% and is repayable in nine quarterly installments of $0.7 million each, commencing February 15, 2025, with a maturity date of February 15, 2027. The loan is secured by a first-priority security interest in all assets related to “Sound of Freedom,” including distribution proceeds, and a repayment lien on all future media projects of the borrower and the Company, subordinated to certain pre-existing obligations except for “Sound of Freedom” assets. Additional costs included $0.1 million in set-up and legal fees which were recorded as a debt discount. Maturity date is dependent on the timing of cash collections from theatrical sales, licensing revenue, merchandise sales and other revenue. $2.3 million of the remaining balance is classified as short-term, as it is expected to be repaid in the next 12 months.

(3)	The notes mature between February 2026 and April 2026. The Company used a portion of their digital assets to be held in custody as collateral on the notes. The initial margin required as collateral ranged between 150.0% – 167.0% percent of the note amount. Additional collateral is required if the value of the note to collateralized digital currency falls between 140.0% – 143.0% percent, depending on the note. As of June 30, 2025, the market value of digital assets transferred to the lenders as collateral was approximately $28.8 million. As the Company retains the economic risk of the digital currency, digital assets receivable are recorded in the condensed consolidated balance sheets.

Schedule of debt instruments	The following table summarizes further details of the Note:

Notes	Issuance Date	Maturity Date	Principal Amount	Coupon Interest Rate
2025 Note	May 2, 2025	May 1, 2027	$5,000,000	15.00%

Components and Fair Value of the Note and Warrant

2025 Note	As of June 30, 2025
Principal	$5,125,781
Less: discount, net of amortization	1,272,193
Net carrying amount	$3,853,588

Estimated fair value at date of issuance (1)	$6,825,393

(1)	The fair value includes the note, the conversion feature on the note, and the warrant. The conversion feature and warrant were determined based on the Black Scholes option pricing model on the date of issuance of the note and has been classified as level 3 in the fair value hierarchy.

Summarizes interest expenses related to the convertible note and warrant

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Amortization of debt discount	$65,016	$—	$65,016	$—
Coupon interest payable on convertible note	125,781	—	125,781	—
Total interest expense on convertible note	$190,797	$—	$190,797	$—